                         File Nos. 33-62470 and 811-7704
      As filed with the Securities and Exchange Commission on May 15, 2000
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No. 38                           [X]
and



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  Amendment No. 40                                          [X]


                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                               Jeremiah H. Chafkin
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

John H. Grady, Jr. Esq.       Martin E. Lybecker      Frances Cole, Esq.
Morgan Lewis & Bockius LLP    Ropes & Gray            Charles Schwab Investment
1701 Market Street            One Franklin Square     Management, Inc.
Philadelphia, PA 19103        1301 K Street NW        101 Montgomery Street
                              Suite 800 East          120K-14-109
                              Washington, DC 20005    San Francisco, CA  94104

It   is proposed that this filing will become effective (check appropriate box)

     / / Immediately upon filing pursuant to paragraph (b)


     /X/ On May 15, 2000 pursuant to paragraph (b)


     / / 60 days after filing pursuant to paragraph (a)(1)

     / / On (date) pursuant to paragraph (a)(1)


     / / 75 days after filing pursuant to paragraph (a)(2)


     / / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:

     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Part C

SCHWAB
FOCUS FUNDS


PROSPECTUS
MAY 15, 2000


COMMUNICATIONS FOCUS FUND

FINANCIAL SERVICES FOCUS FUND

HEALTH CARE FOCUS FUND

TECHNOLOGY FOCUS FUND




As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                                   CharlesSchwab

SCHWAB

FOCUS FUNDS


ABOUT THE FUNDS


   4   Communications Focus Fund

   7   Financial Services Focus Fund

  10   Health Care Focus Fund

  13   Technology Focus Fund


  16   Fund Management

INVESTING IN THE FUNDS

  18   Buying Shares

  19   Selling/Exchanging Shares

  20   Transaction Policies

  21   Distributions and Taxes

                                 ABOUT THE FUNDS



Each fund described in this prospectus shares the same basic INVESTMENT APPROACH. Each fund seeks long-term capital growth by investing in companies in a particular economic sector.



Each fund selects from a base universe of stocks issued by the 2,000 LARGEST COMPANIES (as measured by market capitalization) incorporated in the United States, plus any smaller or foreign stocks that are not among these 2,000 but are included in the S&P 500(R) Index. The Communications Focus Fund also may include in its base universe foreign stocks not included in the S&P 500.



The investment adviser for the funds has identified a series of SECTOR-SPECIFIC factors that historically have signaled superior long-term PERFORMANCE, such as earnings, cash flow, sales and market value. A sophisticated QUANTITATIVE MODEL sorts the base universe by sector, screens each stock for fundamental and technical factors and assigns weightings to help the adviser construct the portfolios. However, in seeking to lock in gains, limit losses or otherwise maximize a fund's RISK-ADJUSTED RETURN, the adviser may adjust the model's output. The adviser periodically reviews the factors used by the model, and may enhance or change them to incorporate the results of NEW RESEARCH. If a stock no longer meets the model's investment criteria, the fund may sell it.



Each of the funds is designed for LONG-TERM INVESTORS. The funds' performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

                                                                   TICKER SYMBOL


                                                                   SWCFX



COMMUNICATIONS FOCUS FUND


THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY


TO PURSUE ITS GOAL, THE FUND CONCENTRATES ITS INVESTMENTS IN COMMON STOCKS AND OTHER EQUITY SECURITIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE COMMUNICATIONS SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher. The fund also may invest in common stocks and other equity securities of foreign companies.



The fund expects to invest in all of the types of companies in the communications sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."


The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using futures, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


Until the fund has reached sufficient asset levels, the fund may use futures, exchange-traded funds and depositary receipts more extensively than it otherwise might, if the investment adviser determines that doing so would be advantageous.



THE COMMUNICATIONS SECTOR



The U.S. economy can be divided into sectors, each consisting of a number of related industries. The communications sector includes these types of companies:


- companies involved in telecommunications research, distribution, sales or service

-    media companies, including radio and television


-    telecommunications equipment makers


- telephone service providers, including providers of local, long-distance, cellular and paging services


In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.



            COMMUNICATIONS FOCUS FUND  4

Investors who believe that COMMUNICATIONS firms may be a good long-term investment and are able to accept the risks may want to consider this fund.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.


MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market.



BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of communications companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and competitive challenges posed by joint ventures and mergers between U.S. and foreign firms. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market. Also, foreign stocks carry additional risks such as: changes in currency exchange rates (which can erode market gains or widen losses); lack of reliable company information or political upheaval.



RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest more than 5% of assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.


THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund uses to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.


Depositary receipts (which represent ownership in a group of stocks or a single stock) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.



Depositary receipts can represent ownership of foreign stocks, such as ADRs.



                                       5  COMMUNICATIONS FOCUS FUND

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES


The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

FEE TABLE (%)


SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares you sell
within 180 days of buying them, and paid directly
to the fund                                                                 0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                             0.54
Distribution (12b-1) fees                                                   None
Other expenses                                                              0.83
                                                                           -----
Total annual operating expenses                                             1.37
EXPENSE REDUCTION                                                          (0.48)
                                                                           -----
NET OPERATING EXPENSES*                                                     0.89
                                                                           =====

* Guaranteed by Schwab and the investment adviser through 5/15/01 (excluding interest, taxes and certain non-routine expenses).


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                     1 YEAR                       3 YEARS
                     ------                       -------
                       $91                         $387



            COMMUNICATIONS FOCUS FUND  6

                                                                   TICKER SYMBOL


                                                                   SWFFX


FINANCIAL SERVICES FOCUS FUND

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY


TO PURSUE ITS GOAL, THE FUND CONCENTRATES ITS INVESTMENTS IN COMMON STOCKS AND OTHER EQUITY SECURITIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE FINANCIAL SERVICES SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher.



The fund expects to invest in all of the types of companies in the financial services sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."


The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using futures, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


Until the fund has reached sufficient asset levels, the fund may use futures, exchange-traded funds and depositary receipts more extensively than it otherwise might, if the investment adviser determines that doing so would be advantageous.



THE FINANCIAL SERVICES SECTOR

The U.S. economy can be divided into sectors, each consisting of a number of related industries. The financial services sector includes these types of companies:

-    asset management firms

-    brokerage companies

-    commercial banks

-    financial services firms

-    insurance companies

-    real estate investment trusts (REITs)

-    savings and loan associations


In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.



                                       7  FINANCIAL SERVICES FOCUS FUND

This fund may appeal to long-term investors who are interested in a fund that seeks to capture the performance potential of the U.S. FINANCIAL SERVICES sector.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.


MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market.



BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of financial services companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, rising interest rates, credit losses when borrowers default and pricing pressures from increasing competition. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market.



RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest more than 5% of assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.


THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund uses to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.


        FINANCIAL SERVICES FOCUS FUND  8

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)
SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares you sell
within 180 days of buying them, and paid directly
to the fund                                                                 0.75
ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                             0.54
Distribution (12b-1) fees                                                   None
Other expenses                                                              0.83
                                                                           -----
Total annual operating expenses                                             1.37
EXPENSE REDUCTION                                                          (0.48)
                                                                           -----
NET OPERATING EXPENSES*                                                     0.89
                                                                           =====

* Guaranteed by Schwab and the investment adviser through 5/15/01 (excluding interest, taxes and certain non-routine expenses).


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                     1 YEAR                  3 YEARS
                     ------                  -------
                       $91                     $387



                                       9  FINANCIAL SERVICES FOCUS FUND

                                                                   TICKER SYMBOL


                                                                   SWHFX


HEALTH CARE FOCUS FUND

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.


STRATEGY


TO PURSUE ITS GOAL, THE FUND CONCENTRATES ITS INVESTMENTS IN COMMON STOCKS AND OTHER EQUITY SECURITIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE HEALTH CARE SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher.



The fund expects to invest in all of the types of companies in the health care sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."


The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using futures, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


Until the fund has reached sufficient asset levels, the fund may use futures, exchange-traded funds and depositary receipts more extensively than it otherwise might, if the investment adviser determines that doing so would be advantageous.




THE HEALTH CARE SECTOR

The U.S. economy can be divided into sectors, each consisting of a number of related industries. The health care sector includes these types of companies:

-    drug and biotechnology companies

-    health care facilities operators

-    medical product manufacturers and suppliers

-    medical providers

-    medical services firms


In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.



               HEALTH CARE FOCUS FUND  10

Investors who believe that U.S. HEALTH CARE COMPANIES may show potential long-term growth may want to consider this fund.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.


MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market.



BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of health care companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as legislative or regulatory changes, failure to win government approval for new products, rapid product obsolescence and the high costs of liability should a product or service prove harmful. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market.



RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest more than 5% of assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.


THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund uses to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.


                                       11  HEALTH CARE FOCUS FUND

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


FEE TABLE (%)
SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares you sell
within 180 days of buying them, and paid directly
to the fund                                                                 0.75
ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                                             0.54
Distribution (12b-1) fees                                                   None
Other expenses                                                              0.83
                                                                           -----
Total annual operating expenses                                             1.37
EXPENSE REDUCTION                                                          (0.48)
                                                                           -----
NET OPERATING EXPENSES*                                                     0.89
                                                                           =====

* Guaranteed by Schwab and the investment adviser through 5/15/01 (excluding interest, taxes and certain non-routine expenses).


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                     1 YEAR                       3 YEARS
                     ------                       -------
                       $91                          $387



               HEALTH CARE FOCUS FUND  12

                                                       TICKER SYMBOL
TECHNOLOGY                                             SWTFX
FOCUS FUND


THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.


STRATEGY


TO PURSUE ITS GOAL, THE FUND CONCENTRATES ITS INVESTMENTS IN COMMON STOCKS AND OTHER EQUITY SECURITIES PRIMARILY ISSUED BY U.S. COMPANIES IN THE TECHNOLOGY SECTOR. It is the fund's policy that under normal circumstances it will invest at least 65% of total assets in these securities; typically, the actual percentage will be considerably higher.



The fund expects to invest in all of the types of companies in the technology sector (see sidebar). The investment adviser chooses the fund's stocks as described in "About the Funds."


The fund may invest in futures contracts to gain greater market exposure while still keeping a small portion of assets in cash for business operations. By using futures, the fund potentially can offset the impact on its performance of keeping some assets in cash. The fund also may lend portfolio securities to earn additional income. Any income realized through securities lending may help fund performance.


Until the fund has reached sufficient asset levels, the fund may use futures, exchange-traded funds and depositary receipts more extensively than it otherwise might, if the investment adviser determines that doing so would be advantageous.




THE TECHNOLOGY SECTOR

The U.S. economy can be divided into sectors, each consisting of a number of related industries. The technology sector includes these types of companies:

-    companies involved in technology research, distribution, sales or service

-    computer hardware and software makers

-    defense and aerospace contractors

-    electronic equipment makers

-    internet equipment and service providers

-    office equipment makers

-    semiconductor makers


In determining whether a company falls within the sector, the fund considers the amount of the company's assets devoted to, and sales and operating income derived from, the sector.



                                       13 TECHNOLOGY FOCUS FUND

This fund is designed for long-term investors seeking a way to gain exposure to the TECHNOLOGY SEGMENT of the U.S. economy.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.


MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends, over both the short and the long term. Other factors may affect a single company or an industry, but not the broader market.



BECAUSE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE SECTOR OF THE ECONOMY, YOUR INVESTMENT IS EXPOSED TO THAT SECTOR'S RISKS. Stocks of technology companies may underperform the stock market as a whole, and are likely to have above-average volatility. The companies in which the fund invests are affected by many of the same factors, such as intense price competition, difficulties bringing products to market, product obsolescence caused by competitor innovations, stock prices that are unsupported by revenues, high employee turnover and high labor costs. Because the fund uses an active model, it could underperform its sector as measured by a sector-specific index. The fund may take only limited steps to reduce sector exposure or to lessen the effects of a declining market.



RISKS OF INDIVIDUAL COMPANIES MAY PLAY A GREATER ROLE WITH THIS FUND because the fund is non-diversified, which means it may invest more than 5% of assets in a single issuer. In addition, to the extent that the fund invests in companies of a given size, it takes on the risks of that market segment. For example, small- and mid-cap company stocks may be more volatile than large-cap stocks.


THE FUND'S MANAGEMENT MODEL IS BASED ON MARKET HISTORY. If the model fails to capture shifts in market dynamics, or if adjustments to the model do not produce the results expected, fund performance could suffer.

THE FUND MAY BUY AND SELL PORTFOLIO SECURITIES ACTIVELY. If it does, its portfolio turnover rate and transaction costs will rise, which would lower fund performance and increase the likelihood of capital gain distributions.


OTHER RISK FACTORS

Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund pursues its strategy.

For example, futures contracts, which the fund uses to gain additional market exposure, could adversely affect the fund's performance if they don't perform as expected.

Any loans of portfolio securities by the fund are fully collateralized. However, if the borrowing institution defaults, the fund's performance could be reduced.

If the fund invests in any exchange-traded funds, there is the risk that those funds' managers could make decisions that would hurt the fund's performance.

Depositary receipts (which represent ownership in a group of stocks) may trade at a discount. If the fund invests in any depositary receipts, this could mean that the fund would not be able to realize the full market value of its underlying securities.

                 TECHNOLOGY FOCUS FUND 14

PERFORMANCE

Because this is a new fund, no performance figures or financial highlights are given. Information will appear in a future version of the fund's prospectus.


FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.


 FEE TABLE (%)


SHAREHOLDER FEES (% of transaction amount)
--------------------------------------------------------------------------------
Redemption fee, charged only on shares you sell
within 180 days of buying them, paid directly to
the fund                                               0.75

ANNUAL OPERATING EXPENSES (% of average net assets)
--------------------------------------------------------------------------------
Management fees                                        0.54
Distribution (12b-1) fees                              None
Other expenses                                         0.83
                                                      -----
Total annual operating expenses                        1.37

EXPENSE REDUCTION                                     (0.48)
                                                      ------
NET OPERATING EXPENSES*                                0.89
                                                      ======

* Guaranteed by Schwab and the investment adviser through 5/15/01 (excluding interest, taxes and certain non-routine expenses).



 EXPENSES ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------
Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. One-year figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


 1 YEAR       3 YEARS
----------------------
 $91             $387



                                       15 TECHNOLOGY FOCUS FUND

FUND MANAGEMENT



The funds' investment adviser, Charles Schwab Investment Management, Inc., has more than $115 billion under management.




The investment adviser for the Schwab Focus Funds is Charles Schwab Investment Management, Inc. (CSIM), 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds(R). The firm manages assets for more than 5 million shareholder accounts. (All figures on this page are as of 3/31/00.)



As the investment adviser, the firm oversees the asset management and administration of the Schwab Focus Funds. As compensation for these services, the firm receives a management fee from each fund of 0.54% of average daily net assets.


GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management and has overall responsibility for management of the funds. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


LARRY MANO, a portfolio manager, is responsible for the day-to-day management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity index management, most recently as vice president and principal, Institutional Services Group at Wilshire Associates, Inc.



                       FUND MANAGEMENT 16

INVESTING IN THE FUNDS


As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.


On the following pages, you will find information on BUYING, SELLING AND EXCHANGING shares using the method that is most CONVENIENT FOR YOU. You also will see how to choose a distribution option for your investment. Helpful information on TAXES is included as well.

                                       17 INVESTING IN THE FUNDS

BUYING SHARES


Shares of the funds may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.


The information on these pages outlines how Schwab brokerage account investors can place "good orders" to buy, sell and exchange shares of the funds. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees and require signature guarantees. Contact your investment provider for more information.



Schwab is seeking investors for the funds during an initial offering period. As of the date of this prospectus, Schwab anticipates that this period will begin on 5/16/00 and end on 6/30/00, although the period may be extended or other-wise changed. Fund shares will not be purchased until the completion of the initial offering period.



SCHWAB ACCOUNTS


Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the funds.


For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink(R), which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.


For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


 STEP 1

CHOOSE A FUND, then decide how much you want to invest.

MINIMUM INITIAL INVESTMENT       MINIMUM ADDITIONAL INVESTMENT
--------------------------------------------------------------------------------
$5,000                           $500
                                 ($100 for Automatic
                                 Investment Plan)


 STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION              FEATURES
--------------------------------------------------------------------------------
Reinvestment        All dividends and capital gain distributions are invested
                    automatically in shares of your fund.
--------------------------------------------------------------------------------
Cash/reinvestment   You receive payment for dividends, while any capital gain
mix                 distributions are invested in shares of your fund.
--------------------------------------------------------------------------------
Cash                You receive payment for all dividends and capital gain
                    distributions.


 STEP 3

PLACE YOUR ORDER. Use any of the methods described at right. Make checks payable to Charles Schwab & Co., Inc.


                INVESTING IN THE FUNDS 18

SELLING/EXCHANGING SHARES


USE ANY OF THE METHODS DESCRIBED BELOW TO SELL SHARES OF A FUND.

When selling or exchanging shares, please be aware of the following policies:

-  A fund may take up to seven days to pay sale proceeds.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- As indicated in the funds' fee tables, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that have been held for less than 180 days; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).

- Each fund reserves the right to honor redemptions in portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund's assets, whichever is less.

- Exchange orders must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


 METHODS FOR PLACING DIRECT ORDERS

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

SCHWABINSTITUTIONAL.COM
Investment professionals should follow the transaction instructions in the SchwabInstitutional.com manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds(R) at:
P.O. Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab branch office.


WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

-  Your name

- Your account number (for SchwabInstitutional.com transactions, include the master account and subaccount numbers)

-  The name of the fund whose shares you want to buy or sell

-  The dollar amount or number of shares you would like to buy, sell or exchange

- For exchanges, the name and share class of the fund into which you want to exchange and the distribution option you prefer

-  When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


                                       19 INVESTING IN THE FUNDS

TRANSACTION POLICIES


THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN.

THE FUNDS CALCULATE THEIR SHARE PRICES EACH BUSINESS DAY, after the close of the NYSE. A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Orders to buy, sell or exchange shares that are received in good order prior to the close of the funds (generally 4 p.m. Eastern time) will be executed at the next share price calculated that day.

In valuing their securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.


THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including large purchase orders that may negatively affect a fund's operations or orders that appear to be associated with short-term trading activities

-  To change or waive a fund's investment minimums

- To suspend the right to sell shares back to a fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-  To withdraw or suspend any part of the offering made by this prospectus

-  To revise the criteria for redemption fees


                INVESTING IN THE FUNDS 20

DISTRIBUTIONS AND TAXES


ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

Generally, any sale of your shares is a taxable event. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer. For tax purposes, an exchange between funds is considered a sale.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS their fund paid during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS
--------------------------------------------------------------------------------

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.


                                       21 INVESTING IN THE FUNDS

                                  NOTES

                                      NOTES

TO LEARN MORE


This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.


You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You can also review and copy these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR database at www.sec.gov or by electronic request (after paying a duplicating fee) at publicinfo@sec.gov.



SEC FILE NUMBER
Schwab Focus Funds        811-7704


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
800-SEC-0330 (Public Reference Room)
202-942-8090
www.sec.gov
publicinfo@sec.gov


SCHWABFUNDS
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000
WWW.SCHWAB.COM/SCHWABFUNDS


SCHWAB

FOCUS FUNDS


        PROSPECTUS
        May 15, 2000



                                                                  CharlesSchwab
MKT4593FLT

                       STATEMENT OF ADDITIONAL INFORMATION

                               SCHWAB FOCUS FUNDS
                            COMMUNICATIONS FOCUS FUND
                          FINANCIAL SERVICES FOCUS FUND
                             HEALTH CARE FOCUS FUND
                              TECHNOLOGY FOCUS FUND




                                  MAY 15, 2000

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated May 15, 2000 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the funds at P.O. Box 7575, San Francisco, California 94120-7575. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The funds are series of Schwab Capital Trust (the trust).

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
INVESTMENT STRATEGIES, SECURITIES, RISKS AND LIMITATIONS..................     2
MANAGEMENT OF THE FUNDS...................................................    15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    19
INVESTMENT ADVISORY AND OTHER SERVICES....................................    19
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    20
DESCRIPTION OF THE TRUSTS.................................................    21
PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER
REPORTS AND PRICING OF SHARES.............................................    23
TAXATION..................................................................    24
CALCULATION OF PERFORMANCE DATA...........................................    25

            INVESTMENT STRATEGIES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVE

Each fund's investment objective is to seek long-term capital growth. There is no guarantee a fund will achieve its investment objective. Each fund's investment objective may be changed by vote of a majority of its shareholders.


The following descriptions of investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. (For example, limitations on illiquid securities and borrowing apply at all times.) Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Not all investment securities or techniques discussed below are eligible investments for each fund. Each fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.


                              INVESTMENT STRATEGIES


Each fund will normally invest at least 65% of its total assets in common stocks and other equity securities from a base universe of the 2000 largest (measured by market capitalization) U.S. incorporated companies plus any companies (including foreign and smaller companies) included in the S&P 500(R) Composite Stock Index. The Communication Focus Fund also may include in its base universe foreign stocks not included in the S&P 500. In the future, the investment adviser may expand the model's base universe to include stocks and other equity securities of foreign companies not included in the S&P 500 Index.



THE COMMUNICATIONS FOCUS FUND invests in common stocks and other equity securities issued by companies in the communications sector, including telephone service providers, such as local and long-distance telephone companies, cellular and paging services companies, telecommunications equipment makers, companies involved in telecommunications research, distribution, sales or service, and media companies (including radio and television). Certain types of companies in which the fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.


THE FINANCIAL SERVICES FOCUS FUND invests in common stocks and other equity securities issued by companies in the financial services sector, including commercial banks, savings and loan associations, insurance companies, brokerage companies, asset management firms, real estate investment trusts and financial services firms.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking were recently revised to permit a greater level of affiliation between financial services companies.

Rule 12d3-1 under the Investment Company Act of 1940 (the 1940 Act) limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: 1) the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer; 2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class; and 3) for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.



THE HEALTH CARE FOCUS FUND invests in common stocks and other equity securities issued by companies in the health care sector, including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include biotechnology and drug companies, heath care facilities operators, medical product manufacturers and suppliers, medical services firms and medical providers.



THE TECHNOLOGY FOCUS FUND invests in common stocks and other equity securities issued by companies in the technology sector. These may include, companies that develop, produce, or distribute products or services in the electronic equipment, semiconductor, computer hardware and software, office equipment, internet and defense and aerospace industries.






The investment adviser may change the inclusion criteria of each sector if it determines that doing so would cause a fund to be more representative of its sector.

                         INVESTMENT SECURITIES AND RISKS


BORROWING may subject a fund to interest costs, which may exceed the interest received on any securities purchased with the borrowed funds. A fund normally may borrow to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. Each fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing. However, each fund may not purchase securities when bank borrowings exceed 5% of a fund's total assets. Each fund will monitor its level of borrowing on an on-going basis.


Each fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. Each fund intends to use the lines to meet large or unexpected redemptions that would otherwise force a fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. Each fund will pay a fee to the bank for using the lines.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. For example, the technology sector may have greater exposure to a single fact such as a shortage of skilled workers, which may increase costs and adversely affect the value of the sector's securities. Each fund will, under normal conditions, invest 25% or more of its total assets in the industry or group of industries representing its sector.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GSSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

Depositary Receipts also include securities issued by a trust representing an undivided beneficial ownership interest in the assets of the trust, usually common stocks of a group of companies. The trust generally holds the deposited common stocks for the benefit of the holders of the depositary receipts. Issuers generally are not registered as investment companies under the 1940 Act. The trustee of a trust is typically limited to performing only administrative and ministerial duties, for which it is paid out of trust assets. The risks of investing in depositary receipts generally reflect the risks of the securities held in the trust. The acquisition and disposal of some depositary receipts is limited to round-lots or round-lot multiples. Depositary receipts may trade in the secondary market at prices lower than the aggregate value of the corresponding underlying securities. In such cases, some depositary receipts enable the holders to realize the underlying value of the securities by canceling the receipt and receiving a corresponding amount of underlying securities, which requires the payment of fees and expenses.


DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each fund is a series of an open-end investment management company. Each fund is a non-diversified mutual fund. Each fund intends to diversify its investments to the extent required to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 as amended (the Code).


EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed.

Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date.

Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company's liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders. Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at a specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, and corporations, or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund endeavor to achieve the most favorable overall results on the fund's transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of the fund's transactions or loss of certificates for the fund's securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of the fund's securities containing foreign investments, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union ("EMU"). As of January 3, 1999, the euro became the official currency of the EMU, the rate of exchange was set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories began pricing, trading and settling in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift from or to European countries, thereby making the European market less liquid and more expensive. All of these factors could affect the value of the fund's investments and/or increase its expenses. While the investment adviser has taken steps to minimize the impact of the conversion on the fund, it is not possible to know precisely what impact the conversion will have on the fund, if any, nor is it possible to eliminate the risks completely.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The funds may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges.

A fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow a fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. A fund may enter into a futures contract for other reasons.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. A fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, the fund will segregate assets in an amount equal to the margin requirement that is deposited with the broker for its outstanding futures contracts.

While a fund may purchase and sell futures contracts in order to increase its market exposure, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e., brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The funds seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual funds. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the funds, it is expected that the funds will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the portfolios will be covered, which means that the portfolios will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options the portfolios write will be covered, which means that the portfolio will deposit with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the investment adviser to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the fund. However, in return for the option premium, the fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

A fund may purchase and write put and call options on any securities in which it may invest or any securities index based on securities in which it may invest. A fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The fund may enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased or written.

Although a fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the OCC) may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (SEC) changes its position, a fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.


Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

A fund may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the fund, does not exceed 5% of its net assets.


REAL ESTATE INVESTMENT TRUSTS (REITS). A REIT is a pooled investment vehicle, which invests primarily in income producing real estate or real estate related loans or interests. REITs are sometimes referred to as equity REITs or mortgage REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties. Equity REITs also offer the potential for growth as a result of property appreciation and, in addition, from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. REITs are generally organized as corporations and business trusts but are not taxed as a corporation if they meet certain requirements of the Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.


Like any investment in real estate, a REIT's performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT's performance depends on the types of properties it owns and how well the REIT manages its properties

In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.

Like small-cap stocks in general, certain REITs have relatively small market capitalization and their securities can be more volatile than -- and at times will perform differently from -- large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a fund, a shareholder will bear indirectly a proportionate share of the REIT's expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the board of trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. Investment companies generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis, (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange, and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds and unit investment trusts are traded on exchanges.

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

Each fund may buy securities of other investment companies, including those of foreign issuers, in compliance with the requirements of federal law or any SEC exemptive order. Each fund intends to vote any investment company proxies in accordance with instructions received, or in the same proportion as the vote of all other shareholders. A fund may invest in investment companies that are not registered with the SEC or privately placed securities of investment companies (which may or may not be registered), such as hedge funds and offshore funds. Unregistered funds are largely exempt from the regulatory requirements that apply to registered investment companies. As a result, unregistered funds may have a greater ability to make investments, or use investment techniques, that offer a higher potential investment return (for example, leveraging), but which may carry high risk. Unregistered funds, while not regulated by the SEC like registered funds, may be indirectly supervised by the financial institutions (e.g., commercial and investment banks) that may provide them with loans or other sources of capital. Investments in unregistered funds may be difficult to sell, which could cause a fund selling an interest in an unregistered fund to lose money. For example, many hedge funds require their investors to hold their investments for at least one year.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the funds an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when a fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Under the terms of the exemptive order, each fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made.

SMALL-CAP STOCKS in which a fund may invest include stocks issued by U.S. operating companies with market capitalizations that place them below the largest 1,000 such companies. Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and a fund's positions in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks may change sharply during the short term and long term.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. Treasury securities include bills, notes and bonds and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Securities issued by government agencies or instrumentalities include obligations of the following:
The Farm Credit System, Small Business Administration, and the Government National Mortgage Association (GNMA or Ginnie Mae), including GNMA certificates and mortgage-backed securities, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks and the Tennessee Valley Authority, whose securities are supported by the right to borrow from the U.S. Treasury; Freddie Mac (formerly known as the Federal Home Loan Mortgage Association or FHLMC) and Fannie Mae (formerly known as the Federal National Mortgage Association or FNMA), or the Student Loan Marketing Association (Sallie Mae or SLMA), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality.

There can be no assurance that the U.S. government will provide full financial support to U.S. government-sponsored agencies or instrumentalities if the U.S. government is not obligated to do so under law. While U.S. government securities, including U.S. Treasury securities, are among the safest securities, like other fixed-income securities, they are sensitive to interest rate changes, which will cause their yield and value of such securities to fluctuate.

                             INVESTMENT LIMITATIONS

The following investment limitations may be changed only by vote of a majority of each fund's shareholders.


1) Each fund will concentrate its investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. The Communications Focus Fund will concentrate its investments in securities of companies in the communications sector. The Financial Services Focus Fund will concentrate its investments in securities of companies in the financial services sector. The Health Care Focus Fund will concentrate its investments in securities of companies in the health care sector. The Technology Focus Fund will concentrate its investments in securities of companies in the technology sector.


2) Each fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3) Each fund may not make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4) Each fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5) Each fund may not issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6) Each fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE OR BELOW POLICIES AND RESTRICTIONS.

Borrowing. The 1940 Act restricts the fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. Each fund is a non-diversified mutual fund.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate segregation of assets.

NON-FUNDAMENTAL INVESTMENT POLICIES.

The following investment policies and restrictions are non-fundamental and may be changed by the trust's Board of Trustees.

Each fund may not:

1) Purchase securities of any issuer, if as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements with maturities in excess of 7 days.


2) Purchase the securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, the fund would fail to qualify for taxation as a "regulated investment company" under the requirements of Subchapter M of the Code.

3) Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, including any exemptive relief granted by the SEC.




4) Sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short).

5) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin.

6) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (1) purchase securities of companies that deal in real estate or interests therein (including REITs), (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (3) purchase securities of companies that deal in precious metals or interests therein.

7)       Borrow money except that a fund may (i) borrow money from banks and
         (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and a fund will not purchase securities while borrowings represent more than 5% of its total assets.

8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

                             MANAGEMENT OF THE FUNDS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and CSIM are as follows:

                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
NAME/DATE OF BIRTH                      THE TRUSTS                AFFILIATIONS
--------------------------------------------------------------------------------------------------------------------

CHARLES R. SCHWAB *                     Chairman and Trustee      Chairman and Co-Chief Executive Officer,
July 29, 1937                                                     Director, The Charles Schwab Corporation; Chief
                                                                  Executive Officer, Director, Charles Schwab
                                                                  Holdings, Inc.; Chairman, Director, Charles
                                                                  Schwab & Co., Inc., Charles Schwab Investment
                                                                  Management, Inc.; Director, The Charles Schwab
                                                                  Trust Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Transamerica Corporation (a
                                                                  financial services organization), AirTouch
                                                                  Communications (a telecommunications company)
                                                                  and Siebel Systems (a software company).

STEVEN L. SCHEID *                      President and Trustee     Vice Chairman and Executive Vice President, The
June 28, 1953                                                     Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President - Financial Products and
                                                                  Services, Director, Charles Schwab & Co., Inc.;
                                                                  Chief Executive Officer and Chief Financial
                                                                  Officer, Director, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996, Mr. Scheid
                                                                  was Executive Vice President of Finance for
                                                                  First Interstate Bancorp and Principal
                                                                  Financial Officer from 1995 to 1996. Prior to
                                                                  1994, Mr. Scheid was Chief Financial Officer,
                                                                  First Interstate Bank of Texas.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward Associates
September 23, 1931                                                (corporate management, marketing and
                                                                  communications consulting firm); From 1996 to
                                                                  1999, Executive Vice President and Managing
                                                                  Director, Grey Advertising. From 1990 to 1996,
                                                                  Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (Investments) and Chairman and Chief Executive
                                                                  Officer of North American Trust (real estate
                                                                  investment trust).


---------------------------
* This trustee is an "interested person" of the trusts.

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment,
                                                                  management, and investments).

JEREMIAH H. CHAFKIN                     Executive Vice            Executive Vice President, SchwabFunds(R),
May 5, 1959                             President and Chief       Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer         Operating Officer, Charles Schwab Investment
                                                                  Management, Inc.

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951                           Financial Officer         Charles Schwab Investment Management, Inc.  From
                                                                  1994 to 1996, Ms. Tung was Controller for
                                                                  Robertson Stephens Investment Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.


Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


Each fund is overseen by a board of trustees. The board of trustees meets regularly to review each fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of a fund's shareholders.



                                                                                  Pension or             ($)
                                            ($)                                   Retirement            Total
 Name of Trustee                  Aggregate Compensation                       Benefits Accrued   Compensation from
                                         from the                              as Part of Fund     Fund Complex 2
                                                                                  Expenses
                    -------------------------------------------------------
                    Communica        Financial    Health       Technology
                    -tions Focus     Services     Care         Focus Fund 1
                    Fund 1           Focus        Focus
                                     Fund 1       Fund 1
------------------------------------------------------------------------------------------------------------------

                                                                                  Pension or             ($)
                                            ($)                                   Retirement            Total
 Name of Trustee                  Aggregate Compensation                       Benefits Accrued   Compensation from
                                         from the                              as Part of Fund     Fund Complex 2
                                                                                  Expenses
                    -------------------------------------------------------
                    Communica        Financial    Health       Technology
                    -tions Focus     Services     Care         Focus Fund 1
                    Fund 1           Focus        Focus
                                     Fund 1       Fund 1
------------------------------------------------------------------------------------------------------------------
Charles R. Schwab   0                0            0           0                N/A                0
Steven L. Scheid    0                0            0           0                N/A                0
Donald F. Dorward   $34              $34          $34         $34              N/A                $118,150
Robert G. Holmes    $34              $34          $34         $34              N/A                $118,150
Donald R. Stevens   $34              $34          $34         $34              N/A                $118,150
Michael W. Wilsey   $34              $34          $34         $34              N/A                $109,450



1. Estimated compensation for the fiscal period ending October 31, 2000.



2. Unless otherwise stated, information is for the fund complex, which included 40 funds as of October 31, 1999.



                           DEFERRED COMPENSATION PLAN


Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.

                                 CODE OF ETHICS

The funds, their investment adviser and Schwab have adopted a Code of Ethics
(Code) as required under the 1940 Act. Subject to certain conditions or restrictions, the Code permits the trustees, directors, officers or advisory representatives of the funds or the investment adviser or the directors or officers of Schwab to buy or sell securities for their own accounts. This includes securities that may be purchased or held by the funds. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser's Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of May 15, 2000, the officers and trustees of the trusts, as a group owned, of record or beneficially, less than 1% of the outstanding voting securities of the classes and series of each trust.


                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc., a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment adviser and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and each trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trusts' distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.


For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, accrued daily and paid monthly, of 0.54% of each fund's average daily net assets.



The investment adviser and Schwab have contractually guaranteed through May 15, 2001 that each fund's total operating expenses will not exceed 0.89% of the fund's average daily net assets. The amount of the expense cap is determined in coordination with the Board of Trustees, and the expense cap is intended to limit the effects on shareholders of expenses incurred in the ordinary operation of the funds. The expense cap in not intended to cover all fund expenses, and the funds' expenses may exceed the expense cap. For example, the expense cap does not cover investment-related expenses, such as brokerage commissions, interest, and taxes nor does it cover extraordinary or non-routine expenses, such as shareholder meeting costs.





                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. Each fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, shareholder ownership and account activities and distributes the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets

SchwabFunds and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.


For the services performed as transfer agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.05% of each fund's average daily net assets. For the services performed as shareholder services agent under its contract with each fund, Schwab is entitled to receive an annual fee, payable monthly from each fund, in the amount of 0.20% of each fund's average daily net assets.


                          CUSTODIAN AND FUND ACCOUNTANT


Brown Brothers Harriman & Co., 40 Water Street, Boston MA 02109 serves as custodian for the funds. SEI Investments, Mutual Fund Services, One Freedom Valley Drive, Oaks PA 19456 serves as fund accountant for the funds.


The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The fund accountant maintains all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANTS


The funds' independent accountants, PricewaterhouseCoopers LLP, audit and reports on the annual financial statements of each series of the trust and reviews certain regulatory reports and each fund's federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. Their address is 333 Market Street, San Francisco, CA 94105. Each fund's audited financial statements for the fiscal year ended October 31, 2000, will be included in the fund's annual report, which is a separate report supplied with the SAI.


                                 OTHER SERVICES


BARRA, Inc. (BARRA) provides the investment adviser with statistical and factual information and advice about economic factors and trends relating to each fund's sector and the issuers therein. Pursuant to an agreement between the investment adviser and BARRA, BARRA provides these services to the investment adviser, and in return is compensated by the investment adviser based on a percentage of each fund's assets, subject to any maximum and/or minimum fee per fund.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

The turnover rate for each fund is largely driven by the output of the portfolio model the investment adviser uses to construct each fund's investment portfolio.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the funds, the investment adviser seeks to obtain best execution. Subject to the supervision of the board of trustees, the investment adviser will select brokers and dealers for the funds on the basis of a number of factors, including, for example, price paid for securities, commission paid for transactions, clearance, settlement, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future and order of call.

In assessing these criteria, the investment adviser will, among other things, monitor the performance of brokers effecting transactions for the funds to determine the effect, if any, that the funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its clients.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the board of trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

In an attempt to obtain best execution for the funds, the investment adviser may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the funds to trade directly with other institutional holders on a net basis. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.

                            DESCRIPTION OF THE TRUST

Each fund is a series of Schwab Capital Trust, an open-end management investment company organized as a Massachusetts business trust on May 7, 1993.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund or share class. Each fund's initial and subsequent minimum investment and balance requirements, if any, are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.



The funds may hold special meetings which may cause the funds to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.



The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. A majority of the outstanding shares of a fund means the affirmative vote of the lesser of : (a) 67% or more of the voting shares represented at the meeting, if more than 50% of the outstanding voting shares of a fund are represented at the meeting or (b) more than 50% of the outstanding voting shares of a fund. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.


Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

As long as the funds or Schwab follow reasonable procedures to confirm that an investor's telephone order is genuine, they will not be liable for any losses the investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.


Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.


Each fund reserves the right to waive its early redemption fee for certain tax-advantaged retirement plans.

Each fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.


Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right to refuse any purchase or exchange order, or large purchase or exchange orders, including any purchase or exchange order which appears to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.


                        DELIVERY OF SHAREHOLDER DOCUMENTS

Typically once a year, an updated prospectus will be mailed to shareholders describing each fund's investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called "householding." If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

                                PRICING OF SHARES

Securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities for which market quotations or closing values are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines and procedures adopted by the board of trustees. These procedures require that securities be valued on the basis of prices provided by approved pricing services, except when a price appears manifestly incorrect or events occurring between the time a price is furnished by a service and the time a fund calculates its share price materially affect the furnished price. The board of trustees regularly reviews fair values assigned to portfolio securities under these circumstances and also when no prices from approved pricing services are available.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company"(RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the funds and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the funds, dividend distributions the funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the funds were regular corporations. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the U.S. for 183 days or more. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

An after-tax total return for each fund may be calculated by taking that fund's total return and subtracting applicable federal taxes from the portions of each fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

Each fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A fund also may advertise its cumulative total return. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end.


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. The performance of the funds may be compared with the performance of their respective sectors for which reliable data are available, such as industry or sector data. The funds, their distributor or investment adviser may discuss or quote market, regulatory and economic data and/or factors affecting their respective sectors or industries or sub-industries within those sectors. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 23.       Exhibits.


(a)      Articles of                      Agreement and Declaration of Trust,
         Incorporation                    dated May 6, 1993 is incorporated by
                                          reference to Exhibit 1, File No. 811-
                                          7704, of Post-Effective Amendment No.
                                          21 to Registrant's Registration on
                                          Form N-1A, electronically filed on
                                          December 17, 1997.


(b)      By-Laws                          Amended and Restated Bylaws are
                                          incorporated by reference to
                                          Exhibit 2, File No. 811-7704, of
                                          Post-Effective Amendment No. 7 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          February 27, 1996.


(c)      Instruments            (i)       Article III, Section 5, Article V,
         Defining rights of               Article VI, Article VIII, Section 4
         Security Holders                 and   Article IX, Sections 1, 5 and 7
                                          of the Agreement and Declaration of
                                          Trust,  dated May 6, 1993, referenced
                                          in Exhibit (a) above, are incorporated
                                          herein by reference to Exhibit 1, File
                                          No. 811-7704, to Post-Effective
                                          Amendment No. 21 of Registrant's
                                          registration Statement on Form N-1A
                                          electronically filed on December 17,
                                          1997.


                                (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2, File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.


(d)      Investment Advisory    (i)       Investment Advisory and Administration
         Contracts                        Agreement between Registrant and
                                          Charles Schwab Investment Management,
                                          Inc. (the "Investment Adviser"), dated
                                          June 15, 1994, is incorporated herein
                                          by reference to Exhibit 5(a), File
                                          No. 811-7704, of Post-Effective
                                          Amendment No. 21 to Registrant's
                                          Registration Statement on Form N-1A,
                                          electronically filed on December 17,
                                          1997.


                                (ii)      Amended Schedules A and B to
                                          Investment Advisory and Administration
                                          Agreement referenced in Exhibit (d)(i)
                                          above is incorporated herein by
                                          reference to Exhibit (d)(ii), File No.
                                          811-7704, of Post-Effective Amendment
                                          No. 32 to Registrant's Registration
                                          Statement on Form N-1A, electronically
                                          filed on February 26, 1999.


                                (iii)     Amended Schedules A and B to
                                          the Investment Advisory and
                                          Administration Agreement between
                                          Registrant and the Investment Adviser,
                                          referenced in Exhibit (d)(i) above are
                                          filed herewith as Exhibit (d)(iii),
                                          File No. 811-7704.



Part C

                                (vi)      Investment Sub-Advisory Agreement
                                          between Investment Adviser, on behalf
                                          of the Schwab Analytics Fund(R), and
                                          Symphony Asset Management is
                                          incorporated herein by reference to
                                          Exhibit 5(d), File No. 811-7704, of
                                          Post-Effective Amendment No. 10 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on May
                                          17, 1996.


(e)      Underwriting           (i)       Distribution Agreement between
         Contracts                        Registrant and Charles Schwab & Co.,
                                          Inc. ("Schwab"), dated July 21, 1993,
                                          is incorporated herein by reference to
                                          Exhibit 6(a), File No. 811-7704, of
                                          Post-Effective Amendment No. 21 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          December 17, 1997.


                                 (ii) Amended Schedule A to the Distribution Agreement, referenced at Exhibit
                                          (e)(i) above, is incorporated herein
                                          by reference to Exhibit (e)(ii), File
                                          No. 811-7704, of Post-Effective
                                          Amendment No. 32 to Registrant's
                                          Registration Statement on Form N-1A,
                                          electronically filed on February 26,
                                          1999.


                                 (iii)    Amended Schedule A to the
                                          Distribution Agreement between
                                          Registrant and Schwab, referenced at
                                          Exhibit (e)(i) above, is filed
                                          herewith as Exhibit (e)(iii), File No.
                                          811-7704.


(f)      Bonus or Profit                  Inapplicable
         Sharing Contracts


(g)      Custodian Agreements   (i)       Custodian Agreement between Registrant
                                          and Morgan Stanley Trust Company,
                                          dated April 4, 1997, is incorporated
                                          herein by reference to Exhibit 8(a),
                                          File No. 811-7704, of Post-Effective
                                          Amendment No. 18 to Registrant's
                                          Registration Statement on Form N-1A,
                                          electronically filed on April 14,
                                          1997.


                                (ii)      Amended Appendix 2 to Custodian
                                          Agreement between the Registrant and
                                          Morgan Stanley Trust Company referred
                                          to at Exhibit (g)(i) above, is
                                          incorporated herein by reference to
                                          Exhibit (g)(ii), File No. 811-7704, of
                                          Post-Effective Amendment No. 30 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          December 29, 1998.


                                (iii) Amended Custodian Agreement referenced at Exhibit (g)(i) above, between Registrant and Morgan Stanley Trust Company, is incorporated herein by reference to Exhibit 8(c), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.


Part C

                                (iv) Accounting Services Agreement between Registrant and SEI Investments, dated April 1, 1998, is incorporated herein by reference to Exhibit 8(d), File No. 811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.


                                (v) Amended Schedule A to the Accounting Services Agreement referenced at Exhibit (g)(iv) above, is incorporated herein by reference to Exhibit (g)(v), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N1-A, electronically filed on February 26, 1999.


                                (vi)      Form of Amended Schedule A to the
                                          Accounting Services Agreement
                                          referenced at Exhibit (g)(iv) above,
                                          is filed herewith as Exhibit (g)(vi),
                                          File No. 811-7704.


                                (vii) Custodian Services Agreement between Registrant, on behalf of the Schwab S&P 500 Fund, and PNC Bank, National Association ("PNC Bank"), dated February 21, 1996, is incorporated herein by reference to Exhibit 8(c), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.


                                (viii) Schedule A to the Custodian Services Agreement referenced at Exhibit
                                          (g)(vii) above between Registrant, on
                                          behalf of the Institutional Select
                                          Index Funds is incorporated herein by
                                          reference to Exhibit (g)(viii), File
                                          No. 811-7704, of Post-Effective
                                          Amendment No. 32 to Registrant's
                                          Registration Statement on Form N1-A,
                                          electronically filed on February 26,
                                          1999.


                                (ix) Schedule I to the Custodian Services Agreement referenced at Exhibit
                                          (g)(vii) above, is incorporated herein
                                          by reference to Exhibit (a)(ix), File
                                          No. 811-7704, of Post-Effective
                                          Amendment No. 36 to the Registrant's
                                          Registration Statement on Form N-1A,
                                          electronically filed on or about
                                          February 25, 2000.


                                (x) Accounting Services Agreement between Registrant, on behalf of the Schwab S&P 500 Fund, and PFPC Inc., dated February 21, 1996, is incorporated herein by reference to Exhibit 8(d), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.


Part C

                                (xi)      Amended Schedule to the Accounting
                                          Services Agreement referenced at
                                          Exhibit (g)(viii) above between
                                          Registrant, on behalf of the Schwab
                                          S&P 500 Fund and the Schwab Analytics
                                          Fund, and PFPC Inc. is incorporated
                                          herein by reference to Exhibit 8(f),
                                          File No. 811-7704, of Post-Effective
                                          Amendment No. 10 to Registrant's
                                          Registration Statement on Form N-1A,
                                          electronically filed on May 17, 1996.


                                (xii)     Transfer Agency Agreement between
                                          Registrant and Schwab, dated July 21,
                                          1993, is incorporated herein by
                                          reference to Exhibit 8(j), File No.
                                          811-7704, of Post-Effective Amendment
                                          No. 21 to Registrant's Registration
                                          Statement on Form N-1A, electronically
                                          filed on December 17, 1997.


                                (xiii)    Amended Schedules A and C to
                                          the Transfer Agency Agreement
                                          referenced at Exhibit (g)(xii) above
                                          is filed herewith as Exhibit (g)(xiv),
                                          File No. 811-7704.


                                (xiv)     Amended Schedules A and C to the
                                          Transfer Agency Agreement between
                                          Registrant and Schwab referenced at
                                          Exhibit (g)(xii) above, are
                                          incorporated herein by reference to
                                          Exhibit (g)(xiv), File No. 811-7704,
                                          of Post Effective Amendment No. 33 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on
                                          April 15, 1999.


                                (xv) Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated herein by reference to Exhibit 8(l), File No. 811-7704, of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.


                                (xvi)     Amended Schedules A and C to the
                                          Shareholder Service Agreement between
                                          Registrant and Schwab referenced at
                                          Exhibit (g)(xv) above, is incorporated
                                          herein by reference to Exhibit
                                          (g)(xvi), File No. 811-7704, of
                                          Post-Effective Amendment No. 32 to
                                          Registrant's Registration Statement on
                                          Form N1-A, electronically filed on
                                          February 26, 1999.


                                (xvii) Form of Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab referenced at Exhibit (g)(xv) above, are filed herewith as Exhibit
                                          (g)(xvii), File No. 811-7704.


                                (xviii) Amended Custodian Services Agreement by and between Registrant and PNC Bank, National Association, dated November 1, 1998, referenced as Exhibit (g)(vii) above, is incorporated herein by reference to Exhibit (g)(xv), File No. 811-7704, of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A, electronically filed on December 29, 1998.



Part C                          (xix)     Custodian Agreement by and between
                                          Registrant and Brown Brothers
                                          Harriman & Co. dated October 28, 1999,
                                          is filed herewith as Exhibit
                                          (a)(xix), File No. 811-7704.

(h)      Other Material                   License Agreement between Schwab
         Contracts                        Capital Trust and Standard & Poor's is
                                          incorporated herein by reference to
                                          Exhibit (h), File No. 811-7704, of
                                          Post-Effective Amendment No. 32 to
                                          Registrant's Registration Statement on
                                          Form N1-A, electronically filed on
                                          February 26, 1999.


(i)      Legal Opinion                    Opinion of Morgan, Lewis & Bockius LLP
                                          as to the legality of the securities
                                          being registered is filed herewith as
                                          Exhibit (i), File No. 811-7704.



(j)      Other Opinions                   Inapplicable.


(k)      Omitted Financial                Inapplicable.
         Statements

(l)      Initial Capital        (i)       Purchase Agreement for the Schwab
         Agreement                        International Index Fund(R), dated
                                          June 17,  1993, is incorporated herein
                                          by reference to Exhibit 13(a) of Post-
                                          Effective Amendment No. 21 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          December 17, 1997.

                                (ii)      Purchase Agreement for the Schwab
                                          Small-Cap Index Fund(R), dated October
                                          13, 1993, is incorporated herein by
                                          reference to Exhibit 13(b), File No.
                                          811-7704, of Post-Effective Amendment
                                          No. 21 to Registrant's Registration
                                          Statement on Form N-1A, electronically
                                          filed on December 17, 1997.


                                (iii)     Purchase Agreement for the Schwab
                                          MarketTrack Portfolios - Growth
                                          Portfolio, Balanced Portfolio and
                                          Conservative Portfolio (formerly
                                          Schwab Asset Director(R)- High Growth,
                                          Schwab Asset Director - Balanced
                                          Growth, and Schwab Asset Director -
                                          Conservative Growth Funds) is
                                          incorporated herein by reference to
                                          Exhibit 13(c), File No. 811-7704, of
                                          Post-Effective Amendment No. 6 to
                                          registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          December 15, 1996.


                                (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated herein by reference to Exhibit 13(d), File No. 811-7704, of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.


                                (v)       Purchase Agreement for the Schwab
                                          Analytics Fund(R) is incorporated
                                          herein by reference to Exhibit 13(e),
                                          File No. 811-7704, to Post-Effective
                                          Amendment No. 13 of Registrant's
                                          Registration Statement on Form N-1A,
                                          electronically filed on October 10,
                                          1996.


Part C

                                (vi)      Purchase Agreement for Schwab
                                          MarketManager International Portfolio
                                          (formerly Schwab OneSource(R)
                                          Portfolios-International) is
                                          incorporated herein by reference to
                                          Exhibit 13(f), File No. 811-7704, of
                                          Post-Effective Amendment No. 13 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          October 10, 1996.


                                (vii)     Purchase Agreement for Schwab
                                          MarketManager Growth Portfolio and
                                          Balanced Portfolio (formerly Schwab
                                          OneSource Portfolios-Growth Allocation
                                          and Schwab OneSource
                                          Portfolios-Balanced Allocation) is
                                          incorporated herein by reference of
                                          Exhibit 13(g), File No. 811-7704, to
                                          Post-Effective Amendment No. 14 to
                                          Registration Statement on Form N-1A,
                                          electronically filed on December 18,
                                          1996.


                                (viii)    Purchase Agreement for Schwab
                                          MarketManagertm Small Cap Portfolio
                                          (formerly Schwab OneSource(R)
                                          Portfolios-Small Company) is
                                          incorporated herein by reference to
                                          Exhibit 13(h), File No. 811-7704, of
                                          Post-Effective Amendment No. 21 to
                                          Registrant's Registration Statement on
                                          Form N-1A, electronically filed on
                                          December 17, 1997.


                                (ix) Purchase Agreement for MarketTracktm All Equity Portfolio is incorporated herein by reference to Exhibit 13(i), File No. 811-7704, of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.


                                (x) Purchase Agreement for Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund is incorporated herein by reference to Exhibit (l)(x), File No. 811-7704, of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N1-A, electronically filed on February 26, 1999.


                                (xi) Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi), File No. 811-7704, of Post Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.

(m)      Rule 12b-1 Plan                  Inapplicable.

(n)      Financial Data         (i)       Inapplicable.
         Schedule

(o)      Rule 18f-3 Plan        (i)       Amended and Restated Multiple Class
                                          Plan, dated April 10, 1997, for Schwab
                                          International Index Fund, Schwab
                                          Small-Cap Index Fund and Schwab S&P
                                          500 Fund is incorporated herein by
                                          reference to Post Effective Amendment
                                          18, File No. 811-7704, to Registrant's
                                          Registration Statement on Form N1-A,
                                          electronically filed on April 14,
                                          1997.


Part C

                                (ii) Amended Schedule A to the Amended and Restated Multiple Class Plan and the Amended and Restated Multiple Class Plan, referenced at Exhibit (o)(i) above, for Schwab Total Stock Market Index are incorporated herein by reference to Exhibit (o)(ii), File No. 811-7704, of Post Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on April 15, 1999.


(p)      Power of Attorney                Power of Attorney executed by Jeremiah
                                          H. Chafkin, December 6, 1999, is
                                          incorporated herein by reference to
                                          Exhibit (p), File No. 811-7704,of
                                          Post-Effective Amendment No. 36 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on
                                          February 25, 2000.


(q)      Code of Ethics                   Code of Ethics adopted by Registrant,
                                          Charles Schwab Investment Management
                                          Inc. and Charles Schwab & Co., Inc. is
                                          incorporated herein by reference to
                                          Exhibit (q), File No. 811-7704, of
                                          Post-Effective Amendment No. 36 to
                                          Registrant's Registration Statement on
                                          Form N-1A electronically filed on
                                          February 25, 2000.

Item 24.      Persons Controlled by or under Common Control with the Fund.

       The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Adviser, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.      Indemnification.

       Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense


Part C
of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Manager

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future as well as provider of advisory services to the Schwab Fund for Charitable Giving and to Charles Schwab Asset Management (Ireland) Limited.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee
                                 The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 The Charles Schwab Trust Company                  Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director until
                                                                                   January 1999

                                 Schwab Retirement Plan Services, Inc.             Chairman, Director until January
                                                                                   1999


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
                                 Charles Schwab Limited (U.K.)                     Chairman and Chief Executive
                                                                                   Officer

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Performance Technologies, Inc.                    Chairman, Director until January
                                                                                   1999

                                 TrustMark, Inc.                                   Chairman and Director until
                                                                                   January 1999

                                 The Gap, Inc.                                     Director

                                 Audiobase, Inc.                                   Director

                                 Vodaphone AirTouch PLC                            Director

                                 Siebel Systems                                    Director

David S. Pottruck                Charles Schwab & Co., Inc.                        Chief Executive Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

                                 Charles Schwab Limited (U.K.)                     Director until January 1999

                                 Charles Schwab Investment Management, Inc.        Director

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 TrustMark, Inc.                                   Director until January 1999


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
Steven L. Scheid                 Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
President and Trustee                                                              President - Financial Products
                                                                                   and Services, Director

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer and
                                                                                   Chief Financial Officer, Director

                                 The Charles Schwab Trust Company                  Director until July 1998

                                 Charles Schwab Limited (U.K.)                     Finance Officer

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

Willie C. Bogan                  The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                   Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary

Jeremiah H. Chafkin,             Charles Schwab & Co., Inc.                        Executive Vice President -
Executive Vice President                                                           SchwabFunds.  Prior to November
and Chief Operating Officer                                                        1999, Mr. Chafkin was Senior
                                                                                   Managing Director, Bankers Trust
                                                                                   Company.

                                 Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                   Officer

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
John P. Coghlan                  Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Retirement Plan
                                                                                   Services and Services for
                                                                                   Investment Managers

Frances Cole,                    Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Linnet F. Deily                  Charles Schwab & Co., Inc.                        Vice Chairman and President -
                                                                                   Schwab Retail Group

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                   Financial Officer

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight and Corporate
                                                                                   Secretary

Wayne W. Fieldsa                 Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Lon Gorman                       Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                   President - Capital Markets and
                                                                                   Trading

James M. Hackley                 Charles Schwab & Co., Inc.                        Executive Vice President - Retail
                                                                                   Client Services

Colleen M. Hummer                Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                   Funds Operations

Daniel O. Leemon                 The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                   Strategy Officer

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Vice Chairman, Executive Vice
                                                                                   President and Chief Information
                                                                                   Officer

Susanne D. Lyons                 Charles Schwab & Co., Inc.                        Enterprise President - Retail
                                                                                   Client Services

Frederick E. Matteson            Charles Schwab & Co., Inc.                        Executive Vice President - Schwab
                                                                                   Technology Services


Part C

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------------------------------------------------------------------------------------------
John P. McGonigle                Charles Schwab & Co., Inc.                        Executive Vice President - Mutual
                                                                                   Funds

Geoffrey Penney                  Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Financial Products and
                                                                                   International Technology

George A. Rich                   Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                   Resources

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Electronic
                                                                                   Brokerage

Elizabeth G. Sawi                Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                   Administrative Officer

Leonard Short                    Charles Schwab & Co., Inc.                        Executive Vice President - CRS
                                                                                   Advertising and Branch Management

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer
Chief Investment Officer





Item 27.      Principal Underwriter.

       (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, and intends to act as such for any other investment company which Schwab may sponsor in the future.

       (b) See Item 26(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

       (c) Not applicable.

       Item 28.         Location of Accounts and Records.

              All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Registrant; Registrant's investment adviser and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(R) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104;


Part C

       Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005.

Item 29.      Management Services.

              Not applicable.

Item 30.      Undertakings.

              Not applicable.


Part C

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 38 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, on the 4th day of May, 2000.



             SCHWAB CAPITAL TRUST
             Registrant

             Charles R. Schwab*
             -------------------------
             Charles R. Schwab, Chairman , Chief Executive Officer and Trustee

                  Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 4th day of May, 2000.

Signature                      Title
---------                      -----
Charles R. Schwab*             Chairman, Chief Executive Officer, and Trustee
---------------------
Charles R. Schwab

Steve Scheid*                  President and Trustee
---------------------
Steve Scheid

Jeremiah H. Chafkin*           Executive Vice President, Chief Operating Officer
---------------------
Jeremiah H. Chafkin

Donald F. Dorward*             Trustee
---------------------
Donald F. Dorward

Robert G. Holmes*              Trustee
---------------------
Robert G. Holmes

Donald R. Stephens*            Trustee
---------------------
Donald R. Stephens

Michael W. Wilsey*             Trustee
---------------------
Michael W. Wilsey

Tai-Chin Tung*                 Treasurer and Principal Financial Officer
---------------------
Tai-Chin Tung


*By  /s/  John H. Grady
     ---------------------------------------
        John H. Grady, Jr., Attorney-in-Fact
        pursuant to Powers of Attorney

                                  EXHIBIT INDEX


EXH. NO.          DOCUMENT
--------          --------

(d)(iii) Form of Amended Schedules A and B Investment Advisory and Administrative Agreement

(e)(iii)          Form of Amended Schedule A - Distribution Agreement

(g)(vi)           Form of Amended Schedule A to the Accounting Services
                  Agreement

(g)(xiv)          Form of Amended Schedules A and C - Transfer Agency Agreement

(g)(xvii)         Form of Amended Schedules A and C - Shareholder Services
                  Agreement

(g)(xix)          Custodian Agreement

(i)               Opinion of Counsel


Part C